Accounts Receivable (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017	Dec. 31, 2017
Allowance for doubtful accounts	$ 7,000		$ 7,000			$ 4,100
Successor [Member]
Allowance for doubtful accounts receivable	$ 600		$ 600
Predecessor [Member]
Allowance for doubtful accounts receivable		$ 900		$ 2,400	$ 900